Interest Expenses, Net - Schedule of Interest Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense, Operating and Nonoperating [Abstract]
Interest expense	$ 341,685	$ 150,160	$ 490,780
Interest income	(389,725)	(10,719)	(88,109)
Total interest expense, net	$ (48,040)	$ 139,441	$ 402,671